Interest and Loan Related Income, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Interest and Fee Income, Loans and Leases [Abstract]
Interest and Loan Related Income, Net
Note 7.    Interest and Loan Related Income, Net
The following tables summarize interest and loan related income, net, for the three and six months ended June 30 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30, 2021
	2021	2020	2021	2020
Interest and loan related income, gross	$78,030	$73,495	$162,133	$162,340
Amortization of loan origination costs	—	(12,330)	—	(26,646)

Interest and loan related income, net	$78,030	$61,165	$162,133	$135,694

Note 7. Interest and Loan Related Income, Net
The following table summarizes interest and loan related income, net for the years ended December 31:

	2020	2019	2018
Interest and loan related income, gross	$322,165,330	$267,166,333	$133,399,192
Amortization of loan origination costs	(31,940,452)	(38,968,204)	(19,999,146)

Interest and loan related income, net	$290,224,878	$228,198,129	$113,400,046